United States
                    Securities and Exchange Commission
                          Washington, D.C. 20549

                                Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies




                                 811-10625

                   (Investment Company Act File Number)


                       Federated Core Trust II, L.P.
      _______________________________________________________________

            (Exact Name of Registrant as Specified in Charter)


                         Federated Investors Funds
                           5800 Corporate Drive
                    Pittsburgh, Pennsylvania 15237-7000


                              (412) 288-1900
                      (Registrant's Telephone Number)


                        John W. McGonigle, Esquire
                         Federated Investors Tower
                            1001 Liberty Avenue
                    Pittsburgh, Pennsylvania 15222-3779
                  (Name and Address of Agent for Service)
             (Notices should be sent to the Agent for Service)






                     Date of Fiscal Year End: 11/30/03


            Date of Reporting Period: Six months ended 5/31/03




Item 1.     Reports to Stockholders



EMERGING MARKETS FIXED INCOME CORE FUND
FINANCIAL HIGHLIGHTS
(For a Share Outstanding Throughout each Period)

                                       Six Months
                                         Ended             Period
                                      (unaudited)          Ended
                                       5/31/2003        11/30/2002 1

Net Asset Value, Beginning of
Period                                      $10.98           $10.00
Income From Investment Operations:
Net investment income                         0.45             0.83 2
Net realized and unrealized gain
on investments and foreign
currency transactions                         2.27             0.15 2
Total From Investment Operations              2.72             0.98
Net Asset Value, End of Period              $13.70           $10.98
Total Return3                                24.77%            9.80%

Ratios to Average Net Assets:
Expenses                                      0.05 %4          0.05 %4
Net investment income                         9.31 %4         10.58 %2,4
Expense waiver/reimbursement5                 0.12 %4          0.42 %4
Supplemental Data:
Net assets, end of period (000
omitted)                                  $111,240          $80,515
Portfolio turnover                              41 %            178 %

1 Reflects operations for the period from January 14, 2002 (date of initial investment) to November 30, 2002.


--------------------------------------------------------------------------------
2 Effective January 14, 2002, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the period ended November 30, 2002 was to increase net investment income per share by $0.01, decrease net realized and unrealized gain/loss per share by $0.01, and increase the ratio of net investment income to average net assets from 10.39% to 10.58%.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4    Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.



See Notes which are an integral part of the Financial Statements

EMERGING MARKETS FIXED INCOME CORE FUND
PORTFOLIO OF INVESTMENTS
May 31, 2003 (unaudited)


    Principal                                                                        Value in
      Amount                                                                        U.S.Dollars

                    Corporate Bonds--15.4%
                    Broadcast Radio & TV--1.3%
  $   1,400,000     Grupo Televisa SA, Sr. Note, 8.50%, 3/11/2032                 $    1,510,250
                    Cable & Wireless Television--1.3%
      1,400,000     Innova S De R.L., Sr. Note, 12.875%, 4/1/2007                      1,407,865
                    Container & Glass Products--1.3%
      1,600,000     Vicap SA, Sr. Note, Series EXCH, 11.375%, 5/15/2007                1,416,000
                    Oil & Gas--7.6%
      2,000,000     Gazprom, Note, Series 144A, 9.625%, 3/1/2013                       2,230,000
      3,000,000     Pemex Project Funding Master, Company Guarantee,
                    7.375%, 12/15/2014                                                 3,333,570
      1,500,000(1)  Petronas Capital Ltd., Company Guarantee, Series
                    144A, 7.875%, 5/22/2022                                            1,790,475
      1,300,000(1)  Petrozuata Finance Inc., Company Guarantee, Series
                    144A, 8.22%, 4/1/2017                                              1,066,000
                        Total                                                          8,420,045
                    Paper Products--0.5%
        600,000(2)  Corporacion Durango SA De CV, Sr. Note, 13.125%,
                    8/1/2006                                                             327,000
        500,000(2)  Corporacion Durango SA De CV, Sr. Note, Series 144A,
                    13.75%, 7/15/2009                                                    265,000
                        Total                                                            592,000
                    Retailers--0.9%
      1,000,000     Grupo Elektra SA de CV, Sr. Note, 12.00%, 4/1/2008                   995,000
                    Telecommunications & Cellular--2.5%
      1,300,000     PCCW-HKTC Capital Ltd., Company Guarantee, Series
                    REGS, 7.75%, 11/15/2011                                            1,474,057
      1,300,000     Philippine Long Distance Telephone Co., Sr. Unsub.,
                    11.375%, 5/15/2012                                                 1,332,500
                        Total                                                          2,806,557
                        Total Corporate Bonds (identified cost
                        $15,913,753)                                                  17,147,717

                    Government AgencY--0.7%
        600,000     Banque Centrale de Tunisie, Unsub., 7.375%, 4/25/2012
                    (IDENTIFIED COST $592,182)                                           703,500

                    SOVEREIGN Governments--81.0%
      5,850,000     Brazil, Government of, 10.125%, 5/15/2027                          5,189,535
      3,100,000     Brazil, Government of, Bond, 11.50%, 3/12/2008                     3,278,250
      5,726,057     Brazil, Government of, C Bond, 8.00%, 4/15/2014                    5,061,834
        500,000     Brazil, Government of, Note, 10.00%, 1/16/2007                       515,000
      2,710,000     Brazil, Government of, Note, 11.00%, 1/11/2012                     2,764,200
      3,400,000     Brazil, Government of, Note, 12.00%, 4/15/2010                     3,621,000
        550,000     Bulgaria, Government of, Bond, 8.25%, 1/15/2015                      656,920
      1,100,000(1)  Bulgaria, Government of, Bond, 8.25%, 1/15/2015                    1,304,600
      3,380,000     Colombia, Government of, 10.00%, 1/23/2012                         3,794,050
      1,140,000     Dominican Republic, Government of, Bond, 9.50%,
                    9/27/2006                                                          1,145,700
      1,400,000     El Salvador, Government of, Bond, 8.25%, 4/10/2032                 1,400,000
      4,000,000     Mexico, Government of, Bond, 8.00%, 9/24/2022                      4,601,000
      3,500,000     Mexico, Government of, Bond, 8.30%, 8/15/2031                      4,160,625
      2,600,000     Mexico, Government of, Note, 4.625%, 10/8/2008                     2,698,800
      1,400,000     Mexico, Government of, Note, 7.50%, 1/14/2012                      1,629,600
      3,650,000     Mexico, Government of, Note, 8.375%, 1/14/2011                     4,462,125
      3,200,000     Mexico, Government of, Note, 9.875%, 2/1/2010                      4,160,800
      1,115,000     Panama, Government of, Bond, 9.375%, 1/16/2023                     1,265,525
      1,800,000     Peru, Government of, Note, 9.875%, 2/6/2015                        2,094,300
      1,450,000     Philippines, Government of, 9.875%, 1/15/2019                      1,605,875
      1,225,000     Philippines, Government of, Note, 10.625%, 3/16/2025               1,428,227
      2,000,000     Russia, Government of, 10.00%, 6/26/2007                           2,454,600
      4,550,000     Russia, Government of, 8.25%, 3/31/2010                            5,323,500
      2,500,000     Russia, Government of, Unsub., 12.75%, 6/24/2028                   4,233,750
      9,950,000     Russia, Government of, Unsub., 5.00%, 3/31/2030                    9,723,140
      1,000,000     South Africa, Government of, Note, 7.375%, 4/25/2012               1,186,250
      1,500,000     South Africa, Government of, Note, 8.50%, 6/23/2017                1,910,625
        610,000     Turkey, Government of, 11.00%, 1/14/2013                             630,587
      2,330,000     Turkey, Government of, Sr. Unsub., 11.875%, 1/15/2030              2,501,838
        448,002     Ukraine, Government of, Sr. Note, 11.00%, 3/15/2007                  500,105
      6,700,000     Venezuela, Government of, Bond, 9.25%, 9/15/2027                   4,807,250
                        Total SOVEREIGN Governments (IDENTIFIED COST
                        $76,830,318)                                                  90,109,611

                    Repurchase Agreement--1.0%
      1,133,000     Interest in $515,000,001 joint repurchase agreement
                    with Bank of America LLC, 1.35%, dated 5/30/2003, to
                    be repurchased at $1,133,127 on 6/2/2003,
                    collateralized by U.S. Government Agency Obligations
                    with various maturities to 6/25/2033.
                    ------------------------------------------------------
                    (AT AMORTIZED COST)                                                1,133,000
                        Total Investments - 98.1%
                    ======================================================
                        (identified cost $94,469,253)3                            $  109,093,828
                        OTHER ASSETS AND LIABILITIES - NET--1.9%                        2,146,032
                        total NET ASSETS - 100%                                   $  111,239,860

============================================================================================

     1 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At May 31, 2003 these securities amounted to $4,161,075 which represents 3.7% of net assets.

     2 Non-income producing security.

     3 The cost of investments for federal tax purposes amounts to $94,370,986.


Note: The categories of investments are shown as a percentage of total net assets at May 31, 2003.


See Notes which are an integral part of the Financial Statements

EMERGING MARKETS FIXED INCOME CORE FUND
STATEMENT OF ASSETS AND LIABILITIES
May 31, 2003 (unaudited)

Assets:
Total investments in securities, at value
(identified cost $94,469,253)                                     $       109,093,828
Cash                                                                               29
Income receivable                                                           2,107,818
Receivable for investments sold                                                60,664
  Total assets                                                            111,262,339
Liabilities:
Accrued expenses                                       22,479
  Total liabilities                                                            22,479
Net assets for 8,117,990 shares outstanding                       $       111,239,860
Net Assets Consist of:
Paid in capital                                                   $        82,840,678
Net unrealized appreciation of investments
and translatioin of assets and liabilities
in foreign currency                                                        14,624,575
Accumulated net realized gain on
investments and foreign currency
transactions                                                                3,394,857
Accumulated net investment income                                          10,379,750
  Total Net Assets                                                $       111,239,860
Net Asset Value, Offering Price and
Redemption Proceeds Per Share
Net Asset Value Per Share ($111,239,860 /
8,117,990 shares outstanding)                                                  $13.70

-------------------------------------------------------------------------------
See Notes which are an integral part of the Financial Statements

EMERGING MARKETS FIXED INCOME CORE FUND
STATEMENT OF OPERATIONS
Six Months Ended May 31, 2003 (unaudited)

Investment Income:
Interest                                                                       $       4,317,993
Expenses:
Custodian fees                                                    16,562
Transfer and dividend disbursing
agent fees and expenses                                           10,154
Directors'/Trustees' fees                                          4,014
Auditing fees                                                      8,777
Legal fees                                                         3,252
Portfolio accounting fees                                         24,589
Insurance premiums                                                   770
Professional service fee                                          12,902
Miscellaneous                                                        525
  Total expenseS                                                  81,545
Reimbursement:
Reimbursement of other operating
expenses                                        (56,228 )
Net expenses                                                                              25,317
Net investment income                                                                  4,292,676
Realized and Unrealized Gain on
Investments and Foreign Currency
Transactions:
Net realized gain on investments
and foreign currency transactions                                                      1,134,407
Net change in unrealized
depreciation of investments and
translation of assets and
liabilities in foreign currency                                                       15,298,246
Net realized and unrealized gain on
      investments and foreign
====================================
currency transactions                                                                 16,432,653
Change in net assets resulting from
operations                                                                     $      20,725,329


See Notes which are an integral part of the Financial Statements
================================================================================

EMERGING MARKETS FIXED INCOME CORE FUND
STATEMENT OF CHANGES IN NET ASSETS


                                                      Six Months
                                                        Ended                   Period
                                                     (unaudited)                Ended
                                                      5/31/2003              11/30/2002 1
Increase (Decrease) in Net Assets
Operations:
Net investment income                            $        4,292,676      $        6,087,074
Net realized gain on investments and
foreign currency transactions                             1,134,407               2,260,450
Net change in unrealized
appreciation/depreciation of investments
and translation of assets and liabilities
in foreign currency                                      15,298,246                (673,671 )
  Change in net assets resulting from
  operations                                             20,725,329               7,673,853
Share Transactions:
Proceeds from contributions                              23,000,000             133,407,699
Fair value of withdrawals                               (13,000,000 )           (60,567,021 )
  Change in net assets resulting from share
  transactions                                           10,000,000              72,840,678
Change in net assets                                     30,725,329              80,514,531
Net Assets:
Beginning of period                                      80,514,531                     ---
End of period                                    $      111,239,860      $       80,514,531


1 For the period from January 14, 2002 (date of initial investment) to November 30, 2002.

================================================================================

See Notes which are an integral part of the Financial Statements
Emerging Markets Fixed Income Core Fund
Notes to Financial Statements
May 31, 2003 (unaudited)
-------------------------------------------------------------------------------

ORGANIZATION

     Emerging Markets Fixed Income Core Fund (the "Fund") is a non-diversified portfolio of Federated Core Trust II, L.P. (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "Act"). The Trust is a limited partnership that was established under the laws of the State of Delaware on November 13, 2000 and offered only to registered investment companies and other accredited investors.

     The Fund's investment objective is to achieve total return on assets and a high level of income, by investing in an unhedged portfolio of foreign, high-yield, fixed-income securities. Currently, the Fund is only available for purchase by other Federated funds and their affiliates.

      SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

     Fixed income securities (government securities, asset back securities and other fixed income securities), listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. With respect to valuation of foreign securities, trading in foreign cities may be completed at times that vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, Eastern Time, on the day the value of the foreign security is determined. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available, or whose values have been affected by a significant event occurring after the close of their primary markets, are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Repurchase Agreements

     It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

     Investment Income, Expenses and Distributions Interest income and expenses are accrued daily. All net income and gain/loss (realized and unrealized) will be allocated daily to the shareholders based on their capital contributions to the Fund. The Fund does not currently intend to declare and pay distributions.

     Premium and Discount Amortization - All premiums and discounts on fixed income securities are amortized/accreted for financial reporting purposes.

Federal Taxes

     As a partnership, the Fund is not subject to U.S. federal income tax. Instead, each investor reports separately on its own federal income tax return its allocated portion of the Fund's income, gains, losses, deductions and credits (including foreign tax credits for creditable foreign taxes imposed on the Fund).


When-Issued and Delayed Delivery Transactions

     The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contract

     The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

     At May 31, 2003, the Fund had no outstanding foreign currency commitments:


Foreign Currency Translation

     The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

     Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

     Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Trustees.

Use of Estimates

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

     Investment transactions are accounted for on a trade date basis.

Change in Accounting Policy

     Effective January 14, 2002, the Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). For financial statement purposes, the revised Guide requires the Fund to amortize premium and discount on all fixed income securities

     Upon initial adoption, the Fund adjusted its cost of fixed income securities by the cumulative amount of amortization that would have been recognized had amortization been in effect from the purchase date of each holding with a corresponding reclassification between unrealized appreciation/depreciation on investments and undistributed net investment income. Adoption of these accounting principles does not affect the Fund's net asset value or distributions, but changes the classification of certain amounts between interest income and realized and unrealized gain/loss on the Statement of Operations. The cumulative effect to the Fund resulting from the adoption of premium and discount amortization on the financial statements is as follows:

                                 For the Period Ended
                                      11/30/2002
             -----------------------------------------------
             ----------------------------------------------


                             Net        Net
                           Investment Unrealized      Net
                            Income    Appreciation    Realized
                                      (Depreciation)  Gain(Loss)
             ----------------------------------------------
             ----------------------------------------------
              Increase     $108,955   $(71,193)  $(37,762)
             (Decrease)
             ----------------------------------------------
             ----------------------------------------------


Contributions/Withdrawals

Transactions in shares were as follows:

                                              Six Months        Period
                                                Ended           Ended
                                              5/31/2003      11/30/2002 1
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Proceeds from contributions                        1,863,046     13,036,698
-----------------------------------------
-----------------------------------------
Fair value of withdrawals                        (1,074,757)    (5,706,997)
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Total Change Resulting from
CONTRIBUTIONS/WITHdrawals                            788,289      7,329,701
---------------------------------------------------------------------------

1 For the period from January 14, 2002 (date of initial investment) to November 30, 2002.

FEDERAL TAX INFORMATION

At May 31, 2003, the cost of investments for federal tax purposes was $94,370,986. The net unrealized appreciation of investments for federal tax purposes was $14,722,842. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of
$15,216,837 and net unrealized depreciation from investments for those securities having an excess of cost over value of $493,995.

The    difference     between     book-basis     and    tax-basis     unrealized
appreciation/depreciation      is     attributable      primarily     to     the
amortization/accretion tax elections on fixed income securities.

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser") subject to the direction of the Trustees. The Adviser provides investment adviser services at no fee. The Adviser may voluntarily choose to reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this reimbursement at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), a subsidiary of Federated Investors, Inc., provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. FServ provides these services at no fee.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary Federated Shareholder Services Company ("FSSC"), serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases  and  sales  of  investments,   excluding  long-term  U.S.  government
securities and short-term obligations (and in-kind contributions), for the six months ended May 31 2003, were as follows:

------------------------------------------------------------------------------
Purchases                                                         $50,193,445
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Sales                                                             $36,658,644
------------------------------------------------------------------------------


Concentration of Credit Risk

Compared to diversified mutual funds, the Fund may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund's share price and performance. The Fund invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity or volatility of portfolio securities and currency holdings.

At May 31, 2003, the diversification of countries was as follows:

Country              Percentage of
                      Net Assets
Mexico                        27.8%
Russia                        21.6%
Brazil                        18.4%
Venezuela                      5.3%
Philippines                    3.9%
Colombia                       3.4%
Turkey                         2.8%
South Africa                   2.8%
Peru                           1.9%
Bulgaria                       1.8%
Malaysia                       1.6%
Hong Kong                      1.3%
El Salvador                    1.3%
Panama                         1.1%
Dominican Republic             1.0%
Tunisia                        0.6%
Ukraine                        0.5%



Item 2.     Code of Ethics

      Not Applicable

Item 3.     Audit Committee Financial Expert

      Not Applicable

Item 4.     Principal Accountant Fees and Services

      Not Applicable

Items 5-6   [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

            Not Applicable

Item 8.     [Reserved]

Item 9.     Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2 under the Investment Company Act of 1940 (the "Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no significant changes in the registrant's internal controls, or the internal controls of its service providers, or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10.    Exhibits


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Core Trust II, L.P.

By    /S/ Richard J. Thomas, Principal Financial Officer

Date      July 28, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By    /S/ J. Christopher Donahue, Principal Executive Officer


Date      July 28, 2003


By    /S/ Richard J. Thomas, Principal Financial Officer


Date      July 28, 2003